UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21758

CLIPPER FUNDS TRUST
 (Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (98.41%)
CONSUMER DISCRETIONARY – (13.58%)
Media – (3.08%)
Liberty Global PLC, LiLAC Class C *	42,500	$1,609,900
Liberty Global PLC, Series C *	849,920	31,922,995
		33,532,895
Retailing – (10.50%)
Amazon.com, Inc. *	151,131	89,717,407
CarMax, Inc. *	477,700	24,410,470
		114,127,877
	Total Consumer Discretionary	147,660,772
ENERGY – (10.30%)
Apache Corp.	866,900	42,313,389
Cabot Oil & Gas Corp.	2,034,810	46,210,535
Encana Corp. (Canada)	3,846,860	23,427,377
	Total Energy	111,951,301
FINANCIALS – (38.56%)
Banks – (8.87%)
Banner Corp. (a)	275,413	11,433,633
JPMorgan Chase & Co.	814,830	48,254,232
Wells Fargo & Co.	760,480	36,776,813
		96,464,678
Diversified Financials – (22.20%)
Capital Markets – (8.03%)
Bank of New York Mellon Corp.	1,319,419	48,594,202
Charles Schwab Corp.	1,384,000	38,779,680
		87,373,882
Consumer Finance – (5.85%)
American Express Co.	1,035,803	63,598,304
Diversified Financial Services – (8.32%)
Berkshire Hathaway Inc., Class A *	424	90,502,800
		241,474,986
Insurance – (7.49%)
Property & Casualty Insurance – (7.49%)
Markel Corp. *	91,300	81,400,341
	Total Financials	419,340,005
HEALTH CARE – (4.85%)
Health Care Equipment & Services – (3.70%)
UnitedHealth Group Inc.	312,200	40,242,580
Pharmaceuticals, Biotechnology & Life Sciences – (1.15%)
Valeant Pharmaceuticals International, Inc. (Canada)*	476,000	12,518,800
	Total Health Care	52,761,380
INDUSTRIALS – (10.01%)
Capital Goods – (5.43%)
United Technologies Corp.	589,850	59,043,985
Commercial & Professional Services – (4.58%)
Tyco International PLC	1,358,000	49,852,180
	Total Industrials	108,896,165

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2016 (Unaudited)

		Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (13.19%)
Software & Services – (13.19%)
	Alphabet Inc., Class A *	56,110	$42,806,319
	Alphabet Inc., Class C *	56,144	41,824,473
	ASAC II L.P. *(a)	24,200,000	58,822,940
		Total Information Technology	143,453,732
MATERIALS – (7.92%)
	LafargeHolcim Ltd. (Switzerland)*	980,385	46,051,138
	Monsanto Co.	457,210	40,115,606
		Total Materials	86,166,744
	TOTAL COMMON STOCK – (Identified cost $879,647,020)		1,070,230,099
SHORT-TERM INVESTMENTS – (1.65%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $4,915,055 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $5,013,300)	$4,915,000	4,915,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $3,175,028 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $3,238,500)	3,175,000	3,175,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $4,915,044 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.539%-6.50%, 03/01/31-09/20/64, total market value $5,013,300)	4,915,000	4,915,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $4,915,049 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-2.50%, 07/01/23-05/01/37, total market value $5,013,300)	4,915,000	4,915,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,920,000)		17,920,000
	Total Investments – (100.06%) – (Identified cost $897,567,020) – (b)		1,088,150,099
	Liabilities Less Other Assets – (0.06%)		(666,130)
	Net Assets – (100.00%)		$1,087,483,969

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $70,256,573 or 6.46% of the Fund's net assets as of March 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $897,697,948. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$304,667,507
	Unrealized depreciation		(114,215,356)
	Net unrealized appreciation		$190,452,151

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2016 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the closing bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information.  The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available.  Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Trustees at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to:  additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities.  Values may be further adjusted for any discounts related to security-specific resale restrictions.  The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2016 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$147,660,772	$–	$–	$147,660,772
Energy	111,951,301	–	–	111,951,301
Financials	407,906,372	11,433,633	–	419,340,005
Health Care	52,761,380	–	–	52,761,380
Industrials	108,896,165	–	–	108,896,165
Information Technology	84,630,792	–	58,822,940	143,453,732
Materials	86,166,744	–	–	86,166,744
Short-term securities	–	17,920,000	–	17,920,000
Total Investments	$999,973,526	$29,353,633	$58,822,940	$1,088,150,099

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2016.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2016:

Investment Securities:
Beginning balance	$66,320,100
Decrease in unrealized appreciation	(7,497,160)
Ending balance	$58,822,940

Decrease in unrealized appreciation during the period on Level 3 securities still held at March 31, 2016	$(7,497,160)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	March 31, 2016	Technique	Input	Amount
Common Stock	$58,822,940	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount Rate	6.45%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUNDS TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 18, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 18, 2016